Selected Statement of Operations Data - Schedule of Revenue by Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 806,402	$ 752,517	$ 582,746
Inspection [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	176,650	183,925	171,300
Direct Imaging [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	171,282	147,445	152,607
Test and Repair [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	133,350	106,418	82,034
PVD/CVD [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	196,300	162,627	78,529
Other [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 128,820	$ 152,102	$ 98,276